N-2 - USD ($)		1 Months Ended	3 Months Ended																12 Months Ended
		May 15, 2023	Mar. 31, 2023		Dec. 31, 2022		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021		Jun. 30, 2021		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Cover [Abstract]
Entity Central Index Key																			0001495222
Amendment Flag																			false
Document Type																			N-CSR
Entity Registrant Name																			Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	[1],[2],[3]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

—

(1)

Offering expenses borne by us (as a percentage of offering price)

—

(2)

Distribution reinvestment plan expenses

—

(3)

Total stockholder transaction expenses (as a percentage of offering price)

—

Sales Load [Percent]	[2]
Dividend Reinvestment and Cash Purchase Fees	[3]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Other Transaction Expense 2 [Percent]
Annual Expenses [Table Text Block]	[4],[5],[6]

Annual expenses (estimated as a percentage of net assets attributable to common stock):

Base management fee

3.29

%(4)(5)

Incentive fees payable under our investment advisory agreement (20% of net investment income)

4.68

%(6)

Interest payments on borrowed funds

3.61

%(7)(8)

Other expenses

1.56

%(9)

Total annual expenses

13.14

%(10)

Management Fees [Percent]	[4],[5]																		3.29%
Interest Expenses on Borrowings [Percent]	[6],[7]																		3.61%
Incentive Fees [Percent]	[8]																		4.68%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[9]																		1.56%
Total Annual Expenses [Percent]	[10]																		13.14%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$172	$418	$613	$944

Expense Example, Year 01																			$ 172
Expense Example, Years 1 to 3																			418
Expense Example, Years 1 to 5																			613
Expense Example, Years 1 to 10																			$ 944
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this report contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]																			as a percentage of offering price
Other Expenses, Note [Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$172	$418	$613	$944

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the investment advisory agreement (the “Investment Advisory Agreement”) with Oxford Lane Management, LLC (“Oxford Lane Management” or the “Adviser”), which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at NAV, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below NAV. See “Distribution Reinvestment Plan” in this report for additional information regarding our distribution reinvestment plan.

Management Fee not based on Net Assets, Note [Text Block]																			The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2016	$—	—	$—	$—
2015	$15,811,250	2.47	$25	$1.03
2014	$15,811,250	3.99	$25	$1.05
2013	$15,811,250	8.79	$25	$1.03

7.50% Series 2023 Term Preferred Shares(6) (10) (13)
2022	$—	—	$—	$—
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98
2014	$65,744,250	3.99	$25	$0.94

8.125% Series 2024 Term Preferred Shares(7)
2018	$—	—	$—	$—
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)(10)
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(9)(10)
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares(14)
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares(16)
2023	$63,750,500	2.60	$25	$0.93

Repurchase Agreement(11)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031(12)
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027(15)
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

____________

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.

(9)      On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.

(10)    On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(11)    On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(12)    On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.

(13)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

(14)    On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.

(15)    In January 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027.

(16)    On June 6, 2022, the Fund completed an underwritten public offering of 2,400,000 shares of its newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.

Senior Securities, Note [Text Block]

Senior Securities Table

Information about our senior securities is shown in the following tables as of the fiscal years ended March 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and 2013:

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2016	$—	—	$—	$—
2015	$15,811,250	2.47	$25	$1.03
2014	$15,811,250	3.99	$25	$1.05
2013	$15,811,250	8.79	$25	$1.03

7.50% Series 2023 Term Preferred Shares(6) (10) (13)
2022	$—	—	$—	$—
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98
2014	$65,744,250	3.99	$25	$0.94

8.125% Series 2024 Term Preferred Shares(7)
2018	$—	—	$—	$—
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
6.75% Series 2024 Term Preferred Shares(8)(10)
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(9)(10)
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares(14)
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

7.125% Series 2029 Term Preferred Shares(16)
2023	$63,750,500	2.60	$25	$0.93

Repurchase Agreement(11)
2021	$—	—	N/A	N/A
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031(12)
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027(15)
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

____________

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.

(6)      On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.

(7)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)      On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.

(9)      On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.

(10)    On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(11)    On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(12)    On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.

(13)    On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.

(14)    On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.

(15)    In January 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027.

(16)    On June 6, 2022, the Fund completed an underwritten public offering of 2,400,000 shares of its newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Review

The Fund’s investment objective is to maximize its portfolio’s risk-adjusted total return over its investment horizon. Our current focus is to seek that return by investing in equity and junior debt tranches of CLO vehicles(1), which are collateralized primarily by diverse portfolios of senior loans made to companies whose debt is unrated or is rated below investment grade and, to a limited extent, subordinated and/or unsecured loans and bonds. Such CLO vehicles generally have little to no exposure to real estate loans, mortgage loans or pools of consumer-based debt, such as credit card receivables or auto loans. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate senior loans that may be used to form the basis of a CLO vehicle. The Fund may also invest, on an opportunistic basis, in other corporate credits of a variety of types.

Structurally, CLO vehicles are entities formed to originate and manage a portfolio of loans. The loans within a CLO vehicle are limited to those which, on an aggregated basis, have met established credit criteria and are subject to concentration limitations in order to limit a CLO vehicle’s exposure to a single credit or industry.

An investment in our Fund carries with it a significant number of meaningful risks, certain of which are discussed in the notes to our financial statements. Investors should read “Note 13. Risks and Uncertainties”, as well as our prospectus, carefully.

Risk Factors [Table Text Block]

Principal Risks

For a description of the principal risk factors associated with an investment in the Fund, please refer to Note 13 to the Financial Statements, “Risks and Uncertainties”.

Conflicts of Interest

Oxford Lane Management’s investment team manages the portfolios of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs and Oxford Park Income Fund, Inc., a non-traded closed-end investment management company that investments primarily in CLO debt and equity tranches. Additionally, Oxford Gate Management’s investment team manages the portfolio of Oxford Gate Master Fund, LLC, Oxford Gate, LLC and Oxford Gate (Bermuda), LLC (collectively, the “Oxford Gate Funds”) and Oxford Bridge II, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of its investment adviser, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the Securities and Exchange Commission (the “SEC”) issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is the Fund’s investment adviser or an investment adviser controlling, controlled by, or under common control with our investment adviser, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the Investment Company Act of 1940, as amended (the “1940 Act”), providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

Use of Leverage and Leverage Risks

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on the Adviser’s and our Board of Directors’ (the “Board of Directors”) assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

Effects of Leverage [Text Block]

The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in the Fund’s common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	(20.1)%	(11.8)%	(3.6)%	4.6%	12.8%

(1)      Assumes (i) $1,386.0 million in pro forma total assets as of March 31, 2023; (ii) $843.2 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances described above); and (iii) an annualized average interest rate on our indebtedness and preferred equity, as of March 31, 2023 (adjusted to reflect the issuances described above), of 6.25%. Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.20% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

Effects of Leverage [Table Text Block]
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	(20.1)%	(11.8)%	(3.6)%	4.6%	12.8%

Return at Minus Ten [Percent]	[11]																		(20.10%)
Return at Minus Five [Percent]	[11]																		(11.80%)
Return at Zero [Percent]	[11]																		(3.60%)
Return at Plus Five [Percent]	[11]																		4.60%
Return at Plus Ten [Percent]	[11]																		12.80%
Share Price [Table Text Block]
	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2024
First Quarter (through May 15, 2023)	*	$5.39	5.02	*	*	$0.240

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter	$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter	$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter	$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter	$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

Highest Price or Bid, NAV
Share Prices Not Actual Transactions [Text Block]

Price Range of Common Stock

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the NAV per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2024
First Quarter (through May 15, 2023)	*	$5.39	5.02	*	*	$0.240

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

Fiscal 2022
Fourth Quarter	$6.56	$8.42	$6.96	28.4%	6.1%	$0.225
Third Quarter	$6.93	$8.53	$7.21	23.1%	4.0%	$0.203
Second Quarter	$6.97	$7.65	$6.86	9.8%	(1.6)%	$0.203
First Quarter	$6.56	$7.88	$6.22	20.1%	(5.2)%	$0.203

____________

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

On May 15, 2023, the last reported sales price of our common stock was $5.21 per share. As of May 15, 2023, we had 111 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of May 15, 2023, our shares of common stock traded at a premium equal to approximately 13.02% of our net asset value per share as of March 31, 2023. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 15. ISSUANCES OF COMMON STOCK

The Fund sold a total of 23,875,115 shares of common stock pursuant to an “at-the-market” offering during the year ended March 31, 2023. The total amount of capital raised under these issuances was approximately $141.4 million and net proceeds were approximately $139.8 million after deducting the sales agent’s commissions and offering expenses.

The Fund sold a total of 42,165,903 shares of common stock pursuant to an “at-the-market” offering during the fiscal year ended March 31, 2022. The total amount of capital raised under these issuances was approximately $314.3 million and net proceeds were approximately $310.6 million after deducting the sales agent’s commissions and offering expenses.

For the year ended March 31, 2023, the Fund issued 3,719,788 shares of common stock in connection with the distribution reinvestment plan. For the year ended March 31, 2022, the Fund issued 1,859,664 shares of common stock in connection with the distribution reinvestment plan.

Security Dividends [Text Block]

On May 10, 2023, the Board of Directors declared monthly distributions $0.08 per share on its common stock, as follows:

Month Ending	Record Date	Payment Date	Amount Per Share
July 31, 2023	July 17, 2023	July 31, 2023	$0.08
August 31, 2023	August 17, 2023	August 31, 2023	$0.08
September 30, 2023	September 15, 2023	September 29, 2023	$0.08

On May 10, 2023, the Board of Directors declared the required monthly dividends on 6.75% Series 2024 Term Preferred Shares, 6.25% Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares, and 7.125% Series 2029 Term Preferred Shares (each, a “Share”), as follows:

	Per Share Dividend Amount Declared	Record Dates	Payable Dates
6.75% Series 2024	$0.14062500	June 16, 2023, July 17, 2023, August 17, 2023	June 30, 2023, July 31, 2023, August 31, 2023
6.25% Series 2027	$0.13020833	June 16, 2023, July 17, 2023, August 17, 2023	June 30, 2023, July 31, 2023, August 31, 2023
6.00% Series 2029	$0.12500000	June 16, 2023, July 17, 2023, August 17, 2023	June 30, 2023, July 31, 2023, August 31, 2023
7.125% Series 2029	$0.14843750	June 16, 2023, July 17, 2023, August 17, 2023	June 30, 2023, July 31, 2023, August 31, 2023

Long Term Debt [Table Text Block]

NOTE 8. BORROWINGS

NOTES PAYABLE — 6.75% UNSECURED NOTES DUE 2031

On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031 (the “6.75% Notes”). The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.

The aggregate accrued interest payable on the 6.75% Notes as of March 31, 2023 was $18,750. As of March 31, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.8 million, relating to the 6.75% Notes. The deferred debt issuance costs are being amortized over the term of the 6.75% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2023 was approximately 7.11%.

NOTES PAYABLE — 5.00% UNSECURED NOTES DUE 2027

On January 13, 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027 (the “5.00% Notes” and together with the 6.75% Notes, the “Notes”). The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.

The aggregate accrued interest payable on the 5.00% Notes as of March 31, 2023 was $13,889. As of March 31, 2023, the Fund had unamortized deferred debt issuance costs of approximately $2.6 million, relating to the 5.00% Notes. The deferred debt issuance costs are being amortized over the term of the 5.00% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2023 was approximately 5.67%.

Long Term Debt, Title [Text Block]

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the year ended March 31, 2023:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Stated interest expense(1)	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986
Amortization of deferred issuance costs	333,079	430,923	295,630	261,591	1,321,223
Total interest expense	$4,931,542	$5,938,432	$4,325,980	$3,832,255	$19,028,209
Weighted average effective interest rate(2)	7.24%	6.74%	6.44%	6.03%	6.61%
Cash paid for interest	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986

____________

(1)      Stated interest is composed of distributions declared and paid of approximately $17.7 million for the year ended March 31, 2023.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

Long Term Debt, Structuring [Text Block]

The Fund’s Term Preferred Share balances as of March 31, 2023, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(417,033)	(1,688,272)	(1,899,325)	(2,092,983)	(6,097,613)
Carrying value	$67,708,342	$86,431,878	$65,273,175	$61,657,017	$281,070,412
Fair value(1)	$67,198,870	$80,612,313	$56,532,376	$58,650,000	$262,993,559
Fair value price per share(1)	$24.66	$22.87	$21.04	$23.00

____________

(1)      Represents the March 31, 2023 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at March 31, 2023. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of March 31, 2023, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.1 million related to the issuance of the Term Preferred Shares.

Long Term Debt, Issuance and Substitution [Text Block]

The Fund’s Term Preferred Share activity for the year ended March 31, 2023, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2022	2,725,015	3,524,806	2,686,900	—	8,936,721
Shares issued	—	—	—	2,550,000	2,550,000
Shares redeemed	—	—	—	—	—
Shares outstanding at March 31, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

Outstanding Security, Authorized [Shares]																			450,000,000
Outstanding Security, Held [Shares]																			172,073,305
Conflicts to Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

Oxford Lane Management’s investment team manages the portfolios of Oxford Square Capital Corp., a publicly-traded business development company that invests principally in the debt of U.S.-based companies and CLOs and Oxford Park Income Fund, Inc., a non-traded closed-end investment management company that investments primarily in CLO debt and equity tranches. Additionally, Oxford Gate Management’s investment team manages the portfolio of Oxford Gate Master Fund, LLC, Oxford Gate, LLC and Oxford Gate (Bermuda), LLC (collectively, the “Oxford Gate Funds”) and Oxford Bridge II, LLC, limited liability companies that invest principally in the equity of CLOs. In certain instances, the Fund may co-invest on a concurrent basis with affiliates of its investment adviser, subject to compliance with applicable regulations and regulatory guidance and our written allocation policies. On June 14, 2017, the Securities and Exchange Commission (the “SEC”) issued an exemptive order (the “Order”) permitting us and certain of our affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions. Subject to satisfaction of certain conditions to the Order, the Fund and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is the Fund’s investment adviser or an investment adviser controlling, controlled by, or under common control with our investment adviser, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the Investment Company Act of 1940, as amended (the “1940 Act”), providing the Fund’s stockholders with access to a broader array of investment opportunities. Pursuant to the Order, the Fund is permitted to co-invest in such investment opportunities with our affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors (as defined in Section 2(a)(19) of the 1940 Act) make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its stockholders and do not involve overreaching in respect of the Fund or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the Fund’s stockholders and is consistent with its then-current investment objective and strategies.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage and Leverage Risks

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on the Adviser’s and our Board of Directors’ (the “Board of Directors”) assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

Common Stock [Member]
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]																			“Other expenses” ($12.9 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		5.02	$ 5.02		$ 4.85		$ 4.83		$ 5.49		$ 6.96		$ 7.21		$ 6.86		$ 6.22
Highest Price or Bid, NAV		5.39	$ 6.27		$ 5.72		$ 6.79		$ 7.32		$ 8.42		$ 8.53		$ 7.65		$ 7.88
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]		36.00%		23.50%		37.70%		44.40%		28.40%		23.10%		9.80%		20.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]		8.90%		4.80%		(2.00%)		8.30%		6.10%		4.00%		(1.60%)		(5.20%)
Latest Share Price		$ 0.24	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.225	[13]	$ 0.203	[13]	$ 0.203	[13]	$ 0.203	[13]
Latest NAV	[14]		$ 4.61		$ 4.63		$ 4.93		$ 5.07		$ 6.56		$ 6.93		$ 6.97		$ 6.56
Mandatorily Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]																			50,000,000
Outstanding Security, Held [Shares]																			11,486,721
Notes Payable [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 7. MANDATORILY REDEEMABLE PREFERRED STOCK

The Fund has authorized 50 million shares of mandatorily redeemable preferred stock, at a par value of $0.01 per share, and had 11,486,721 shares issued and outstanding at March 31, 2023. During the fiscal year ended March 31, 2023, the Fund had the following series of preferred stock outstanding: public offerings of its 6.75% Series 2024 Term Preferred Shares (the “6.75% Series 2024 Shares”); 6.25% Series 2027 Term Preferred Shares (the “6.25% Series 2027 Shares”); 6.00% Series 2029 Term Preferred Shares (the “6.00% Series 2029 Shares”); and its 7.125% Series 2029 Term Preferred Shares (the “7.125% Series 2029 Shares”), collectively the “Term Preferred Shares”, each issued in an underwritten public offering. The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt. As of March 31, 2023, there were no accumulated but unpaid dividends on the Fund’s Term Preferred Shares.

On June 6, 2022, the Fund completed an underwritten public offering of 2,400,000 shares of its newly designated 7.125% Series 2029 Shares at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. The Fund also granted the underwriters a 30-day over-allotment option to purchase additional shares of its 7.125% Series 2029 Shares on the same terms and conditions to cover over-allotments, if any. On July 7, 2022, under this 30-day over-allotment option, the Fund issued 150,000 shares, raising approximately $3.8 million in gross proceeds. The 7.125% Series 2029 Shares are listed on the NASDAQ Global Select Market and trade under the symbol “OXLCN”.

The Fund’s Term Preferred Share activity for the year ended March 31, 2023, was as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Shares outstanding at March 31, 2022	2,725,015	3,524,806	2,686,900	—	8,936,721
Shares issued	—	—	—	2,550,000	2,550,000
Shares redeemed	—	—	—	—	—
Shares outstanding at March 31, 2023	2,725,015	3,524,806	2,686,900	2,550,000	11,486,721

The Fund’s Term Preferred Share balances as of March 31, 2023, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(417,033)	(1,688,272)	(1,899,325)	(2,092,983)	(6,097,613)
Carrying value	$67,708,342	$86,431,878	$65,273,175	$61,657,017	$281,070,412
Fair value(1)	$67,198,870	$80,612,313	$56,532,376	$58,650,000	$262,993,559
Fair value price per share(1)	$24.66	$22.87	$21.04	$23.00

____________

(1)      Represents the March 31, 2023 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at March 31, 2023. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of March 31, 2023, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.1 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the year ended March 31, 2023:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Stated interest expense(1)	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986
Amortization of deferred issuance costs	333,079	430,923	295,630	261,591	1,321,223
Total interest expense	$4,931,542	$5,938,432	$4,325,980	$3,832,255	$19,028,209
Weighted average effective interest rate(2)	7.24%	6.74%	6.44%	6.03%	6.61%
Cash paid for interest	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986

____________

(1)      Stated interest is composed of distributions declared and paid of approximately $17.7 million for the year ended March 31, 2023.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]																			The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt.
Long Term Debt, Principal																			$ 287,168,025
Long Term Debt, Structuring [Text Block]

The Fund’s Term Preferred Share balances as of March 31, 2023, were as follows:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Principal value	$68,125,375	$88,120,150	$67,172,500	$63,750,000	$287,168,025
Deferred issuance cost	(417,033)	(1,688,272)	(1,899,325)	(2,092,983)	(6,097,613)
Carrying value	$67,708,342	$86,431,878	$65,273,175	$61,657,017	$281,070,412
Fair value(1)	$67,198,870	$80,612,313	$56,532,376	$58,650,000	$262,993,559
Fair value price per share(1)	$24.66	$22.87	$21.04	$23.00

____________

(1)      Represents the March 31, 2023 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2024	February 28, 2027	August 31, 2029	June 30, 2029
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	June 30, 2020	February 28, 2023	August 31, 2024	June 30, 2024
Stated interest rate	6.75%	6.25%	6.00%	7.125%

The Fund’s Term Preferred Shares had no accrued interest payable at March 31, 2023. Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of March 31, 2023, the Fund had an unamortized deferred debt issuance cost balance of approximately $6.1 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the year ended March 31, 2023:

	6.75% Series 2024 Term Preferred Shares	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	Total
Stated interest expense(1)	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986
Amortization of deferred issuance costs	333,079	430,923	295,630	261,591	1,321,223
Total interest expense	$4,931,542	$5,938,432	$4,325,980	$3,832,255	$19,028,209
Weighted average effective interest rate(2)	7.24%	6.74%	6.44%	6.03%	6.61%
Cash paid for interest	$4,598,463	$5,507,509	$4,030,350	$3,570,664	$17,706,986

____________

(1)      Stated interest is composed of distributions declared and paid of approximately $17.7 million for the year ended March 31, 2023.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

6.75% Series 2024 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			$ 68,125,375
Long Term Debt, Structuring [Text Block]																			The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.
6.25% Series 2027 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			$ 88,120,150
6.00% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			67,172,500
7.125% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			63,750,000
6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[16]																		$ 100,000,000		$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[15],[17]																		$ 2.6		$ 3.21		$ 2.88
Senior Securities Involuntary Liquidating Preference per Unit	[15],[18]																		25		25		25
Senior Securities Average Market Value per Unit	[15],[19]																		$ 0.96		$ 1.04		$ 1
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			$ 100,000,000
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[20]																		$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[20]																		$ 2.6	[16]	$ 3.21	[17]
Senior Securities Involuntary Liquidating Preference per Unit	[20]																		25	[16]	25	[18]
Senior Securities Average Market Value per Unit	[20]																		$ 0.92	[16]	$ 0.99	[19]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal																			$ 100,000,000
Long Term Debt, Structuring [Text Block]																			The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.
8.50% Series 2017 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[21]																																		$ 15,811,250		$ 15,811,250		$ 15,811,250
Senior Securities Coverage per Unit	[17],[21]																																		$ 2.47		$ 3.99		$ 8.79
Senior Securities Involuntary Liquidating Preference per Unit	[18],[21]																																		25		25		25
Senior Securities Average Market Value per Unit	[19],[21]																																		$ 1.03		$ 1.05		$ 1.03
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[22],[23]																						$ 57,034,875		$ 60,400,025		$ 90,400,025		$ 90,400,025		$ 90,400,025		$ 90,638,450		$ 73,869,250		$ 65,744,250
Senior Securities Coverage per Unit	[22],[23]																					[17]	$ 2.88	[16]	$ 2.01	[16]	$ 2.73	[16]	$ 2.41	[17],[24]	$ 2.59	[16]	$ 1.91	[16]	$ 2.47	[16]	$ 3.99	[16]
Senior Securities Involuntary Liquidating Preference per Unit	[22],[23]																					[18]	25	[16]	25	[16]	25	[16]	25	[18],[24]	25	[16]	25	[16]	25	[16]	25	[16]
Senior Securities Average Market Value per Unit	[22],[23]																					[19]	$ 0.97	[16]	$ 1.01	[16]	$ 1.01	[16]	$ 1.02	[19],[24]	$ 1.01	[16]	$ 0.97	[16]	$ 0.98	[16]	$ 0.94	[16]
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[25]																														$ 50,504,475		$ 50,539,775		$ 60,687,500
Senior Securities Coverage per Unit	[17],[25]																														$ 2.59		$ 1.91		$ 2.47
Senior Securities Involuntary Liquidating Preference per Unit	[18],[25]																														25		25		25
Senior Securities Average Market Value per Unit	[19],[25]																														$ 1.02		$ 1		$ 1.01
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[23],[26]																		$ 68,125,375		$ 68,125,375		$ 68,125,375		$ 68,235,375		$ 68,235,375		$ 68,235,375
Senior Securities Coverage per Unit	[17],[23],[26]																		$ 2.6		$ 3.21		$ 2.88		$ 2.01		$ 2.73		$ 2.41
Senior Securities Involuntary Liquidating Preference per Unit	[23],[26]																		25	[17]	25	[18]	25	[18]	25	[18]	25	[18]	25	[18]
Senior Securities Average Market Value per Unit	[19],[23],[26]																		$ 1		$ 1.01		$ 0.94		$ 1.01		$ 1.02		$ 1.01
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[23],[27]																		$ 88,120,150		$ 88,120,150		$ 88,120,150		$ 91,600,000
Senior Securities Coverage per Unit	[17],[23],[27]																		$ 2.6		$ 3.21		$ 2.88		$ 2.01
Senior Securities Involuntary Liquidating Preference per Unit	[18],[23],[27]																		25		25		25		25
Senior Securities Average Market Value per Unit	[19],[23],[27]																		$ 0.93		$ 1		$ 0.89		$ 0.89
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[24]																		$ 67,172,500		$ 67,172,500
Senior Securities Coverage per Unit	[17],[24]																		$ 2.6		$ 3.21
Senior Securities Involuntary Liquidating Preference per Unit	[18],[24]																		25		25
Senior Securities Average Market Value per Unit	[19],[24]																		$ 0.9		$ 1
7.125% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[28]																		$ 63,750,500
Senior Securities Coverage per Unit	[17],[28]																		$ 2.6
Senior Securities Involuntary Liquidating Preference per Unit	[18],[28]																		25
Senior Securities Average Market Value per Unit	[19],[28]																		$ 0.93
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[29]																								$ 40,000,000		$ 42,493,500		$ 42,493,500
Senior Securities Coverage per Unit	[17],[29]																								$ 2.01		$ 2.73		$ 2.41
Senior Securities Involuntary Liquidating Preference per Unit	[18],[29]
Senior Securities Average Market Value per Unit	[19],[29]

[1]	If applicable, the prospectus or prospectus supplement relating to an offering of our securities will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[2]	In the event that the securities to which this report relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[3]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[4]	Assumes gross assets of $1,386.0 million and $487.2 million of leverage (which reflects $68.1 million of 6.75% Series 2024 Term Preferred Shares, $88.1 million aggregate amount of 6.25% Series 2027 Term Preferred Shares, $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $63.8 million aggregate amount of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031 and $100.0 million of the 5.00% Unsecured Notes due 2027 issued and outstanding as of March 31, 2023 and assumes net assets of $843.2 million (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock).
[5]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.
[6]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the $100 million 6.75% Unsecured Notes due 2031 and $100 million 5.00% Unsecured Notes due 2027, each as outstanding on March 31, 2023. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[7]	Assumes that we have an aggregate of (a) $68.1 million of preferred stock with a preferred rate of 6.75% per annum, (b) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (c) $67.2 million of preferred stock with a preferred rate of 6.00% per annum and (d) $63.8 million of preferred stock with a preferred rate of 7.125% per annum which were the amounts outstanding as of March 31, 2023. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[8]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2023 and adjusted to include the estimated incentive fee based on the issuance of an additional $50.0 million of common stock.

          The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the “Hurdle”, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to our investment adviser)

          No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Note 4. Related Party Transactions.”

[9]	“Other expenses” ($12.9 million) are estimated for the current fiscal year, which considers the actual expenses for the year ended March 31, 2023.
[10]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Fund’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Fund’s total annual expenses would have been 42.72%.
[11]	Assumes (i) $1,386.0 million in pro forma total assets as of March 31, 2023; (ii) $843.2 million in pro forma net assets as of March 31, 2023 (adjusted to reflect the issuances described above); and (iii) an annualized average interest rate on our indebtedness and preferred equity, as of March 31, 2023 (adjusted to reflect the issuances described above), of 6.25%. Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.20% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.
[12]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[13]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[14]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[15]	On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031.
[16]	Total amount of each class of senior securities outstanding at the end of the period presented.
[17]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).
[18]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[19]	With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.
[20]	On August 17, 2021, we completed an underwritten public offering of 2,400,000 shares of our newly designated 6.00% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On August 24, 2021, an additional 286,900 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $7.1 million.
[21]	On July 24, 2015, the Fund redeemed all issued and outstanding Series 2017 Term Preferred Shares at the term redemption price.
[22]	On March 12, 2020, the Fund redeemed 1,200,000 shares of the 7.50% Series 2023 Term Preferred Shares issued and outstanding at the term redemption price.
[23]	On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.
[24]	On April 15, 2021 (the “Redemption Date”), the Fund redeemed all of the outstanding 7.50% Series 2023 Term Preferred Stock at a redemption price of $25 per share of 7.50% Series 2023 Term Preferred Stock, plus an amount equal to all accrued and unpaid dividends and distributions on each share accumulated to (but excluding) the 7.50% Series 2023 Redemption Date.
[25]	On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[26]	On June 14, 2017, the Fund issued 2,729,415 shares of its newly designated 6.75% Series 2024 Term Preferred Shares.
[27]	On February 11, 2020, the Fund completed an underwritten public offering of 3,500,000 shares of its newly designated 6.25% Series 2027 Term Preferred Stock at a public offering price of $25 per share, raising approximately $84.7 million in net proceeds. On March 10, 2020, an additional 164,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in net proceeds of approximately $4.0 million.
[28]	On June 6, 2022, the Fund completed an underwritten public offering of 2,400,000 shares of its newly designated 7.125% Series 2029 Term Preferred Stock at a public offering price of $25 per share, raising approximately $60.0 million in gross proceeds. On July 7, 2022, an additional 150,000 shares were issued pursuant to an exercise of the over-allotment option granted to the underwriters, resulting in gross proceeds of approximately $3.8 million.
[29]	On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.